Property, Plant and Equipment - Summary of reconciliation of changes in property, plant and equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 359.4	[1]	$ 366.4
Additions		27.6		23.7
Disposals		(3.4)		(1.6)
Reclassifications		(0.3)		(5.4)
Depreciation charge		(46.3)		(41.9)
Impairment				0.8
Currency translation and other changes		(8.1)		17.5
Ending balance	[1]	328.9		359.4
Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		196.9		175.5
Additions		0.3		2.3
Disposals		(1.4)		(0.4)
Reclassifications		1.2		16.0
Depreciation charge		(8.4)		(7.2)
Currency translation and other changes		(4.3)		10.6
Ending balance		184.2		196.9
Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		118.9		117.3
Additions		9.2		11.5
Disposals		(1.8)		(1.1)
Reclassifications		18.4		10.5
Depreciation charge		(30.5)		(27.1)
Impairment				0.8
Currency translation and other changes		(2.8)		7.0
Ending balance		111.4		118.9
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26.5		32.7
Additions		3.8		3.3
Disposals		(0.1)		(0.2)
Reclassifications		(4.1)		(0.6)
Depreciation charge		(7.4)		(7.7)
Impairment				0.0
Currency translation and other changes		(0.9)		(1.0)
Ending balance		17.7		26.5
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17.1		40.9
Additions		14.2		6.6
Disposals		(0.1)
Reclassifications		(15.6)		(31.4)
Currency translation and other changes		(0.1)		1.0
Ending balance		$ 15.5		$ 17.1

[1]	The notes are an integral part of these consolidated financial statements.